Common Stock (Details 2) - $ / shares	6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Equity [Abstract]
Expected Risk Free Interest Rate	1.06%	1.06%	1.06%
Expected Volatility	15.27%	15.27%	15.27%
Expected Life in Years	5 years	5 years	5 years
Expected Dividend Yield
Weighted-Average Grant Date Fair Value	$ 6.46	$ 6.46	$ 6.46